--------------------------------------------------------------------------------

GEORGIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================





Dear Shareholder:


We are pleased to present the annual report of Georgia Daily Municipal Income Fund, Inc. for the year ended May 31, 2001.

The Fund had net assets of $19,797,979 and 212 active shareholder as of May 31, 2001.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
MAY 31, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Put Bonds (b) (4.90%)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Marietta, GA Housing Authority
              (Falls at Bells Ferry)                                                 01/15/02  4.15%  $   500,000   VMIG-1
    470,000   Puerto Rico Industrial Medical & Environmental RB (c)
              (Abbott Laboratories Project)                                          03/01/02  3.40       470,000
-----------                                                                                           -----------
    970,000   Total Put Bonds                                                                             970,000
-----------                                                                                           -----------
Tax Exempt Commercial Paper (7.58%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Burke County, GA Development Authority - Series 1998A
              (Ogelthorpe Power)
              LOC AMBAC Indemnity Corp.                                              06/07/01  3.30%  $ 1,000,000    MIG-1     A1+
    500,000   Puerto Rico Government Development Bank                                08/22/01  3.00       500,000              A1+
-----------                                                                                           -----------
  1,500,000   Total Tax Exempt Commercial Paper                                                         1,500,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (11.40%)
------------------------------------------------------------------------------------------------------------------------------------
$   425,000   Carrollton County, GA (Jail Project) (c)
              Insured by FSA                                                         08/01/01  3.18%  $   425,650
    500,000   Fulton County, GA School District
              Construction Sales Tax Notes                                           12/28/01  2.95       502,108    MIG-1    SP1+
    315,000   Georgia State Tollway Authority RB (c)
              (Georgia 400 Project)                                                  07/01/01  3.14       322,090
  1,000,000   Gwinnett County, GA School District Construction
              Sales Tax Notes                                                        12/28/01  2.96     1,006,878    MIG-1
-----------                                                                                           -----------
  2,240,000   Total Tax Exempt General Obligation Notes & Bonds                                         2,256,726
-----------                                                                                           -----------
Variable Rate Demand Instruments (d) (73.79%)
------------------------------------------------------------------------------------------------------------------------------------
$   300,000   Adel IDA IDRB (Specialty Stampings, L.L.C.)
              LOC National Bank of Canada                                            06/01/14  3.25%  $   300,000   VMIG-1
    400,000   Atlanta, GA Housing Authority
              (Villages of East Lake Phase I)
              LOC Bank of America                                                    01/01/29  3.10       400,000              A1+
    300,000   Atlanta, GA Urban Residential Finance MHRB
              (New Community East Lake Project)
              LOC Bank of America                                                    11/01/28  3.10       300,000              A1+
    500,000   Buford, GA Housing Authority Multi-family RB
              LOC Merrill Lynch & Company, Inc.                                      09/01/25  3.20       500,000              A1+
    700,000   Burke County, GA Development Authority PCRB
              (Georgia Power Company Voglte Project)                                 09/01/25  3.10       700,000   VMIG-1






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000   Burke County, GA Development Authority PCRB
              (Georgia Power Company Voglte Project)                                 04/01/32  3.05%  $ 1,100,000   VMIG-1
  1,000,000   Clayton County, GA Development Authority RB
              (Delta Air Lines, Inc) - Series B
              LOC Commerzbank A.G.                                                   05/01/35  3.00     1,000,000   VMIG-1     A1+
    400,000   Clayton County, GA Housing Authority MHRB
              (Williamsburg South Apartments)
              LOC PNC Bank, N.A.                                                     12/01/28  3.15       400,000   VMIG-1
    600,000   Dekalb County, GA Development Authority IDRB (c)
              (Pet Inc. Project)
              LOC Banque Paribas                                                     02/01/05  3.05       600,000
    100,000   Dekalb County, GA Development (c)
              Authority IDRB (Pet Inc. Project)
              LOC Banque Paribas                                                     02/01/02  3.35       100,000
    200,000   Dekalb County, GA Development Authority PCRB
              (General Motors Corp.)                                                 11/01/03  2.95       200,000   VMIG-1
    500,000   Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Bank of Montreal                                                   12/01/07  3.05       500,000              A1+
    100,000   Fayette County, GA Development Authority IDRB (c)
              LOC Branch Bank & Trust                                                12/01/05  3.25       100,000
    500,000   Fayette County, GA Development Authority IDRB (c)
              (Norman W. Paschall Company Project)
              LOC Branch Bank & Trust Company                                        12/01/05  3.25       500,000
    100,000   Floyd County, GA Development Authority
              (Georgia Kraft Company Project)
              LOC Banque Nationale de Paris                                          12/01/15  3.20       100,000     P1
    375,000   Fulton County, GA Development Authority RB
              (Morehouse College Project)
              LOC Wachovia Bank, N.A.                                                08/01/17  2.95       375,000   VMIG-1
    550,000   Fulton County, GA Development Authority IDRB
              (Siemens Energy Inc. Project)                                          12/15/14  3.05       550,000   VMIG-1
    500,000   Fulton County, GA Residential Care Facilities
              (Lenbrook Square Foundation)
              LOC Dresdner Bank, A.G.                                                01/01/18  3.05       500,000              A1+
    500,000   Southeast Georgia Health System
              (Glynn-Brunswick Memorial Hospital)
              Insured by MBIA Insurance Corp.                                        08/01/16  2.85       500,000   VMIG-1     A1+






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 2001

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity           Value               Standard
   Amount                                                                              Date    Yield   (Note 1)     Moody's & Poor's
   ------                                                                              ----    -----    ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   300,000   Gwinnett County, GA Hospital System Inc.
              Insured by MBIA Insurance Corp.                                        09/01/27  2.90%  $   300,000              A1+
  1,500,000   Hapeville, GA Development Authority (Hapeville Hotel)
              LOC Deutsche Bank                                                      11/01/15  3.00     1,500,000     P1
    600,000   Houston County, GA Development Authority (c)
              (Middle Georgia Community Action)
              LOC Columbus Bank & Trust Company                                      01/01/31  3.10       600,000
    435,000   Liberty County, GA (Harbin Lumber Company, Inc.) (c)
              LOC Suntrust Bank                                                      04/01/14  3.20       435,000
    500,000   Atlanta, GA Metropolitan Rapid Transit - Series 2000A
              LOC Westdeutsche Landesbank/Bayerische Landesbank Girozentrale         07/01/25  2.85       500,000   VMIG-1     A1+
    100,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC Bayerische Landesbank                                              03/01/20  2.90       100,000   VMIG-1     A1+
    400,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC Landesbank Hessen                                                  06/01/20  2.85       400,000   VMIG-1     A1+
    300,000   Municipal Electric Authority of Georgia (Project One) - Series B
              LOC ABN AMRO Bank N.A.                                                 01/01/16  2.85       300,000   VMIG-1     A1+
    450,000   Municipal Electric Authority of Georgia (General Resolution Projects)
              LOC ABN AMRO Bank N.A.                                                 01/01/26  3.10       450,000   VMIG-1     A1+
    500,000   Richmond County, GA Development Authority
              Solid Waste RB (Evergreen Nylon Recycling)
              LOC Banque Nationale de Paris                                          07/01/32  3.05       500,000              A1+
    300,000   Savannah, GA Port Authority (Pier 1 Imports)
              LOC Bank One                                                           12/01/26  3.25       300,000              A1
    500,000   St. Mary's, GA Development Authority (Trigen-Biopower Inc. Project)
              LOC HSBC Bank                                                          11/01/25  3.00       500,000              A1+
-----------                                                                                           -----------
 14,610,000   Total Variable Rate Demand Instruments                                                   14,610,000
-----------                                                                                           -----------
              Total Investments (97.67%) (Cost $19,336,726+)                                          $19,336,726
              Cash And Other Assets, Net of Liabilities (2.33%)                                           461,253
                                                                                                      -----------
              Net Assets (100.00%)                                                                    $19,797,979
                                                                                                      ===========
              Net Asset Value, Offering and Redemption Price Per Share:
              Class A Shares, 18,500,089 shares outstanding (Note 3)                                  $      1.00
                                                                                                      ===========
              Class B Shares,  1,297,890 shares outstanding (Note 3)                                  $      1.00
                                                                                                      ===========

              +    Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     FSA       =   Financial Securities Assurance                 MHRB      =    Multi-family Housing Revenue Bond
     IDA       =   Industrial Development Authority               PCRB      =    Pollution Control Revenue Bond
     IDRB      =   Industrial Development Revenue Bond            RB        =    Revenue Bond
     LOC       =   Letter of Credit

















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED MAY 31, 2001

================================================================================


INVESTMENT INCOME
Income:

   Interest.............................................................   $       530,920
                                                                            --------------
Expenses: (Note 2)

   Investment management fee............................................            55,308

   Administration fee...................................................            29,036

   Shareholder servicing fee............................................            31,216

   Custodian expenses...................................................             1,706

   Shareholder servicing and related shareholder expenses+..............             5,177

   Legal, compliance and filing fees....................................            30,735

   Audit and accounting.................................................            70,361

   Directors' fees......................................................             6,007

   Other................................................................             1,868
                                                                            --------------
    Total expenses......................................................           231,414

    Less:  Fees waived (Note 2).........................................   (        84,344)

           Expenses reimbursed (Note 2).................................   (        45,672)

           Expenses paid indirectly (Note 2)............................   (         1,083)
                                                                            --------------
    Net expenses........................................................           100,315
                                                                            --------------
Net investment income...................................................           430,605



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.................................           -0-
                                                                            --------------
Increase in net assets from operations..................................   $       430,605
                                                                            ==============


+ Includes class specific transfer agency expenses of $23 and $2 for Class A and Class B, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                         Year                    Year
                                                                        Ended                   Ended
                                                                    May 31, 2001            May 31, 2000
                                                                    ------------            ------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income........................................    $    430,605          $      348,135
   Net realized gain (loss) on investments......................          -0-                     -0-
                                                                     -----------           -------------
Increase in net assets from operations..........................         430,605                 348,135
Dividends to shareholders from net investment income:
   Class A......................................................    (    385,005)*        (      299,062)*
   Class B......................................................    (     45,600)*        (       49,073)*
Capital share transactions (Note 3)
   Class A......................................................       6,359,031               5,558,389
   Class B......................................................         328,834                 729,094
                                                                     -----------           -------------
      Total increase (decrease).................................       6,687,865               6,287,483
Net assets:
   Beginning of period..........................................      13,110,114               6,822,631
                                                                     -----------           -------------
   End of period................................................    $ 19,797,979          $   13,110,114
                                                                     ===========           =============


*    Designated as exempt-interest dividends for federal income tax purposes.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1.   Summary of Accounting Policies.

Georgia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation  of  Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to its Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended May 31, 2001 the Manager voluntarily waived investment management fees and administration fees of $55,308 and $29,036, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $45,672.

Included in the statement of operations under the caption "Custodian Expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $1,057 and $26, respectively.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At May 31, 2001, 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $19,797,979. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                     Year                               Year
                                                    Ended                              Ended
Class A                                         May 31, 2001                       May 31, 2000
-------                                         ------------                       ------------
Sold......................................         42,192,089                         55,338,971
Issued on reinvestment of dividends.......            381,307                            303,593
Redeemed..................................      (  36,214,365)                     (  50,084,175)
                                                 ------------                       ------------
Net increase (decrease)...................          6,359,031                          5,558,389
                                                 ============                       ============

                                                     Year                               Year
                                                    Ended                              Ended
Class B                                         May 31, 2001                       May 31, 2000
-------                                         ------------                       ------------
Sold......................................          3,837,751                          9,921,719
Issued on reinvestment of dividends.......             45,256                             46,538
Redeemed..................................      (   3,554,173)                     (   9,239,163)
                                                 ------------                       ------------
Net increase (decrease)...................            328,834                            729,094
                                                 ============                       ============


4.  Concentration  of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Georgia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 70% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancement from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights.

                                                                                              July 14, 1998
CLASS A                                                 Year Ended May 31,             (Commencement of Operations)
-------                                           ------------------------------
                                                      2001              2000                   May 31, 1999
                                                  ------------      ------------               ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $    1.00         $    1.00                  $    1.00
                                                  ------------      ------------               ------------
Income from investment operations:
  Net investment income........................        0.032             0.030                      0.022
Less distributions:
  Dividends from net investment income.........   (    0.032  )     (    0.030  )              (    0.022  )
                                                   -----------       -----------                -----------
Net asset value, end of period.................   $    1.00         $    1.00                  $    1.00
                                                  ============      ============               ============
Total Return...................................        3.20%             3.00%                      2.20%++
Ratios/Supplemental Data
Net assets, end of period (000)................   $     18,500      $     12,141               $     6,583
Ratios to average net assets:
  Expenses (net of fees waived and
   expenses reimbursed)+.......................        0.76%             0.75%                      0.79%*
Net investment income..........................        3.08%             2.99%                      2.48%*
Management and administration fees waived......        0.61%             0.61%                      0.61%*
Expenses reimbursed............................        0.32%             0.44%                      1.58%*
Expense offsets................................        0.01%             0.00%                      0.04%*


* Annualized
+ Includes expense offsets.
++Not annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
5. Financial Highlights. (Continued)

                                                                                             January 14, 1999
CLASS B                                                 Year Ended May 31,             (Commencement of Operations)
-------                                           ------------------------------
                                                      2001              2000                   May 31, 1999
                                                  ------------      ------------               ------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $    1.00         $    1.00                  $    1.00
                                                  ------------      ------------               ------------
Income from investment operations:
  Net investment income........................        0.034             0.032                      0.009
Less distributions:
  Dividends from net investment income.........   (    0.034  )     (    0.032  )              (    0.009  )
                                                   -----------       -----------                -----------
Net asset value, end of period.................   $    1.00         $    1.00                  $    1.00
                                                  ============      ============               ============
Total Return...................................        3.46%             3.26%                      0.93%++
Ratios/Supplemental Data
Net assets, end of period (000)................   $      1,298      $        969               $       240
Ratios to average net assets:
  Expenses (net of fees waived and
   expenses reimbursed)+.......................        0.51%             0.50%                      0.54%*
Net investment income..........................        3.40%             3.12%                      2.66%*
Management and administration fees waived......        0.61%             0.61%                      0.61%*
Expenses reimbursed............................        0.32%             0.44%                      1.58%*
Expense offsets................................        0.01%             0.00%                      0.04%*


* Annualized
+ Includes expense offsets.
++Not annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To the Board of Directors and Shareholders of Georgia Daily Municipal Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Georgia Daily Municipal Income Fund, Inc. (the "Fund") at May 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the periods ended May 31, 1999 were audited by other independent accountants whose report dated June 28, 1999 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
June 29, 2001






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

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GEORGIA
DAILY
MUNICIPAL
INCOME
FUND, INC.














                                  Annual Report
                                   May 31, 2001










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------


Georgia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     100 Church Street
     New York, New York 10286


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







GA5/01A